(Loss)/earnings per share - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 shares
Earnout Shares
Loss per share
Shares have been excluded from the calculation of weighted average shares outstanding	15,000,000
Warrants
Loss per share
Shares have been excluded from the calculation of weighted average shares outstanding	1,424,606
Employee share options
Loss per share
Shares have been excluded from the calculation of weighted average shares outstanding	64,000